Commitments and Contingencies (Details) ¥ in Millions		1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 04, 2022 USD ($)	Aug. 29, 2023 USD ($)	Aug. 29, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Line Items]
Lease term				12 months		12 months
Rent expense				$ 5,856	$ 5,856	$ 7,515	$ 7,839	$ 7,324
Services rendered amount				$ 210,000
Service fees		$ 2,300,000	¥ 17.0
Payment for services	$ 210,000